Borrowings - Long-Term Debt, Debt Issued (Details) $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Japanese Yen Floating Rate Loans
Notes Issued
Aggregate amount of debt issued	$ 700
Credit facility term	5 years
Euro fixed-rate notes
Notes Issued
Aggregate amount of debt issued	$ 4,600
Euro fixed-rate notes | Minimum
Notes Issued
Credit facility term	4 years
Coupon rate (as a percent)	3.375%
Euro fixed-rate notes | Maximum
Notes Issued
Credit facility term	20 years
Coupon rate (as a percent)	4.00%
Pound sterling fixed-rate notes
Notes Issued
Aggregate amount of debt issued	$ 900
Credit facility term	15 years
Coupon rate (as a percent)	4.875%
U.S dollar. fixed-rate notes
Notes Issued
Aggregate amount of debt issued	$ 3,250
U.S dollar. fixed-rate notes | Minimum
Notes Issued
Credit facility term	3 years
Coupon rate (as a percent)	4.50%
U.S dollar. fixed-rate notes | Maximum
Notes Issued
Credit facility term	30 years
Coupon rate (as a percent)	5.10%